Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
NOTE 6. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 220,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. In connection with the First Extension Meeting, shareholders holding 17,235,298 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $180.9 million (approximately $10.49 per share) was removed from the Trust Account to pay such holders. As of March 31, 2024 and December 31, 2023, there were 17,264,702 Class A ordinary shares outstanding, respectively, all of which were subject to possible redemption. In connection with the Second Extension Meeting, shareholders holding 1,744,889 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $18.9 million (approximately $10.85 per share) was removed from the Trust Account to pay such holders.
Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(14,662,500)
Class A ordinary shares issuance costs	(29,430,786)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	48,984,439

Class A ordinary shares subject to possible redemption, December 31, 2022	349,891,153
Less:
Redemptions	(180,870,897)
Plus:
Waiver of deferred underwriting fees	4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	9,532,958

Class A ordinary shares subject to possible redemption, December 31, 2023	183,177,939
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,270,250

Class A ordinary shares subject to possible redemption, March 31, 2024	$185,448,189

NOTE 6. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 220,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
In connection with the Extension Meeting, shareholders holding 17,235,298 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $180.9 million (approximately $10.49 per share) was removed from the Trust Account to pay such holders.
As of December 31, 2023 and 2022, there were 17,264,702 and 34,500,000 Class A ordinary shares outstanding, respectively, all of which were subject to possible redemption.

Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(14,662,500)
Class A ordinary share issuance costs	(29,430,786)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	48,984,439

Class A ordinary share subject to possible redemption, December 31, 2022	349,891,153
Less:
Redemptions	(180,870,897)
Plus:
Waiver of deferred underwriting fees	4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	9,532,958

Class A ordinary share subject to possible redemption, December 31, 2023	$183,177,939